Organization and Significant Accounting Policies (Details)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Organization and Significant Accounting Policies (Details) [Line Items]
Tenant improvement allowances	$ 1,098		$ 1,098	$ 89,000
Accounts Receivable [Member]
Organization and Significant Accounting Policies (Details) [Line Items]
Number of customer		2
Revenue percentage		89.00%	87.00%
Revenue Benchmark [Member]
Organization and Significant Accounting Policies (Details) [Line Items]
Number of customer	2	2	2
Revenue percentage	47.00%	58.00%
SoundHound, Inc. [Member]
Organization and Significant Accounting Policies (Details) [Line Items]
Net loss			$ 74,400,000	$ 64,500,000
Accumulated deficit	$ 307,200,000		307,200,000
Short-term investments and restricted cash	34,500,000		34,500,000
Number of customer				4
Revenue percentage				53.70%
Allowance for Doubtful Accounts, Premiums and Other Receivables	109,000		109,000	$ 109,000
Tenant improvement allowances	$ 1,100,000		$ 1,100,000
SoundHound, Inc. [Member] | Accounts Receivable [Member]
Organization and Significant Accounting Policies (Details) [Line Items]
Number of customer			2
Revenue percentage			86.70%
SoundHound, Inc. [Member] | Revenue Benchmark [Member]
Organization and Significant Accounting Policies (Details) [Line Items]
Revenue percentage			42.80%